RESTRUCTURING - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net of cash paid	$ 12	$ 37
Asset impairment charges	1	6
Program related costs	32	46	$ 30
Program Related Costs
Restructuring Cost and Reserve [Line Items]
Program related costs	13	$ 3
2022 Restructuring Program
Restructuring Cost and Reserve [Line Items]
Restructuring costs	23
Restructuring liabilities	15			$ 15
2022 Restructuring Program | Chubb Acquisition
Restructuring Cost and Reserve [Line Items]
Restructuring costs				79
Expected restructuring costs	125			$ 125
2022 Restructuring Program | Safety Services | Chubb Acquisition
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 12